Related Party Balances and Transaction - Schedule of Related Party Balances and Transaction (Details)		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Peixuan Wang [Member]
Due from related parties
Relationship	[1]	Chairwomen of the Company
Total amount due from related parties	[1]	¥ 1,010,584	¥ 1,044,676
Due to related parties
Relationship	[1]	Chairwomen of the Company
Beijing Dongxu Tongda Information Technology Co., Ltd. [Member]
Due from related parties
Relationship		Controlled by Jiniao Li
Total amount due from related parties		¥ 882,075
Due to related parties
Relationship		Controlled by Jiniao Li
Shiyu Liu [Member]
Due from related parties
Relationship		Supervisor of Beijing Sentu and Ang’you
Total amount due from related parties			329,098
Due to related parties
Relationship		Supervisor of Beijing Sentu and Ang’you
Junjun Hao [Member]
Due from related parties
Relationship		Executive direct and manager of Sentu Lejiao
Total amount due from related parties			438,797
Due to related parties
Relationship		Executive direct and manager of Sentu Lejiao
Total amount due to related parties		¥ 10,952	318,099
Others [Member]
Due from related parties
Total amount due from related parties		279,905	110,903
Due to related parties
Total amount due to related parties		227,296	199,379
Related Party [Member]
Due from related parties
Total amount due from related parties		2,172,565	1,923,474	$ 263,515
Due to related parties
Total amount due to related parties		¥ 47,505,624	1,917,478	$ 262,693
Rongde Holdings Co., Ltd. (“Rongde”) [Member]
Due from related parties
Relationship	[2]	Shareholder of the Company
Due to related parties
Relationship	[2]	Shareholder of the Company
Total amount due to related parties	[2]	¥ 21,867,376
Xinyu Tongkezhiyong Enterprise Management Center (Xinyu Tongkezhiyong) [Member]
Due from related parties
Relationship	[3]	Controlled by Qizhang Li
Due to related parties
Relationship	[3]	Controlled by Qizhang Li
Total amount due to related parties	[3]	¥ 24,700,000
Beijing Sentu Cloud Creative Education Technology Co., Ltd.[Member]
Due from related parties
Relationship		Controlled by Huidong Niu
Due to related parties
Relationship		Controlled by Huidong Niu
Total amount due to related parties		¥ 700,000	¥ 1,400,000

[1]	As of December 31, 2023 and 2024, the balance due from Ms. Peixuan Wang represented the excess payment of professional fees to Ms. Peixuan Wang over the actual payments made by the related party on behalf of the Company.
[2]	As of December 31, 2023, the balance due to Rongde represented borrowings from the related party. The borrowings are interest free. The proceeds from borrowings are for the working capital needs in operations. During the year ended December 31, 2024, the related party waived the liabilities owed by the Company. The Company recorded the waive of liabilities as a credit to the additional paid-in capital.
[3]	As of December 31, 2023, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries had balance due to Xinyu Tongkezhiyong Enterprise Management Center in the amount of RMB 24,700,000, representing the outstanding payables to Xinyu Tongkezhiyong for the purchase of 51% equity interest of Xingzhiqiao on September 30, 2017 and 49% equity interest of Xingzhiqiao on August 31, 2018. During the year ended December 31, 2024, the related party waived the liabilities owed by the Company. The Company recorded the waive of liabilities as a credit to the additional paid-in capital.